THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MARCH 17, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/03

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       March 25, 2004
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $28,221 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AMGEN INC                      COM                 031162100       612     9900                SOLE            9900     0     0
CARNIVAL CORP                  PAIRED CTF          143658300     17231   433711                SOLE          433711     0     0
FAIR ISAAC CORP                COM                 303250104      1568    31900                SOLE           31900     0     0
CORNING INC                    COM                 219350105       347    33300                SOLE           33300     0     0
GENERAL MTRS CORP              COM                 370442105       625    11700                SOLE           11700     0     0
HALLIBURTON CO                 COM                 406216101      1277    49100                SOLE           49100     0     0
LEVEL 3 COMMUNICATIONS INC     COM                 52729N100        76    13300                SOLE           13300     0     0
MERRILL LYNCH & CO INC         COM                 590188108      6141   104700                SOLE          104700     0     0
STATE STR CORP                 COM                 857477103       344     6600                SOLE            6600     0     0

